Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 65	$ 58
Finance costs - leases	6	5	$ 12
Unwinding of obligations	13	12
Finance costs and unwinding of obligations	$ 84	$ 75